Trading Activities - Trading Gains and Losses, by Market Sector, on Derivative Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Gain (loss) from trading	$ (19,389,463)	$ 7,533,170	$ 43,353,776
Commodity [Member]
Derivative [Line Items]
Gain (loss) from trading	(22,477,498)	7,417,322	440,687
Equity [Member]
Derivative [Line Items]
Gain (loss) from trading	(3,793,015)	(860,090)	(5,491,580)
Currencies [Member]
Derivative [Line Items]
Gain (loss) from trading	(1,241,179)	5,660,876	19,080,510
Interest Rates [Member]
Derivative [Line Items]
Gain (loss) from trading	$ 8,122,229	$ (4,684,938)	$ 29,324,159